CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Millions	Sep. 30, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	961	957
Treasury, shares	109	105
Common Stock, Par or Stated Value Per Share	₪ 0.1	₪ 0.1